Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	88,252,824	261,276	173,628
One Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	55,571
Weighted average remaining contractual Life	2 years 146 days
Two Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	3,050,000
Weighted average remaining contractual Life	2 years 215 days
Three Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	422,400
Weighted average remaining contractual Life	2 years 357 days
Four Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	20,850,000
Weighted average remaining contractual Life	9 years 215 days
Five Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	526,859
Weighted average remaining contractual Life	2 years 54 days
0.04 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	300,000
Weighted average remaining contractual Life	9 years 244 days
0.15 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	180,000
Weighted average remaining contractual Life	2 years 215 days
0.15 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	26,160,000
Weighted average remaining contractual Life	9 years 215 days
0.15 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	34,350,000
Weighted average remaining contractual Life	9 years 215 days
0.04 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	2,100,000
Weighted average remaining contractual Life	1 year 73 days
1.17 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	203,146	203,146
Weighted average remaining contractual Life	1 year 9 months	2 years 277 days
7.97 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	14,771	14,771	14,771
Weighted average remaining contractual Life	3 years 138 days	4 years 142 days	5 years 142 days
7.97 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	10,992	10,992	16,139
Weighted average remaining contractual Life	4 years 80 days	5 years 83 days	6 years 3 months
7.97 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	13,081	13,081	13,081
Weighted average remaining contractual Life	5 years 18 days	6 years 18 days	7 years 18 days
7.97 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	500	1,281	18,501
Weighted average remaining contractual Life	7 years 171 days	8 years 175 days	9 years 175 days
7.97 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	7,500	7,500	10,000
Weighted average remaining contractual Life	7 years 171 days	8 years 175 days	9 years 175 days
12.20 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year			941
Weighted average remaining contractual Life			6 years 3 days
16.40 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year			5,000
Weighted average remaining contractual Life			9 years 175 days
24.40 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	1,000	1,000	13,500
Weighted average remaining contractual Life	6 years 332 days	7 years 332 days	8 years 332 days
24.80 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	2,004	2,004	21,570
Weighted average remaining contractual Life	5 years 240 days	6 years 240 days	7 years 240 days
24.80 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year			7,778
Weighted average remaining contractual Life			7 years 259 days
24.80 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	2,500	2,500	16,145
Weighted average remaining contractual Life	6 years 87 days	7 years 87 days	8 years 87 days
24.80 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year			5,000
Weighted average remaining contractual Life			8 years 116 days
24.80 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year		2,500	7,500
Weighted average remaining contractual Life		1 year 211 days	8 years 240 days
25.60 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year
27.40 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year			170
Weighted average remaining contractual Life			7 years 240 days
31.60 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year			2,500
Weighted average remaining contractual Life			8 years 240 days
34.60 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year			2,500
Weighted average remaining contractual Life			240 days
35.20 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year			1,406
Weighted average remaining contractual Life			8 years 3 months
36.60 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year
Weighted average remaining contractual Life
38.80 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year	2,500	2,500	5,625
Weighted average remaining contractual Life	6 years 204 days	7 years 204 days	8 years 204 days